S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 24, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
Experience and Involvement in Other SPACs [Text Block]	As of the date hereof, other than Mr. Hayes, no other entity or person has a direct or indirect material interest in our sponsor. Our independent directors will each receive, for their services as a director, an indirect interest in 30,000 founder shares through membership interests in our sponsor but will have no right to control the sponsor or participate in any decision regarding the disposal of any security held by our sponsor, or otherwise. Our independent directors and our Chief Financial Officer will have an aggregate 2.4% indirect interest in our founder shares through membership interests in our sponsor. Other third-party accredited investors with pre-existing business relationships with our management team and sponsor will have an aggregate 27.8% indirect interest in our founder shares through membership interests in our sponsor. Other than our management team, none of the other members of our sponsor will participate in our company’s activities. Aside from Mr. Hayes, no one will have the right to control or manage the sponsor, or the right to vote or dispose of the founder shares that they hold indirectly through their membership interests in the sponsor. See “Summary - The Offering - Private placement units and constituent securities.
Mr. Hayes [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Hayes